Financial result (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Financial Result

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Interest income	5.7	0.0	0.0
Financial income	5.7	—	—
Bank charges and interest expenses	(2.1)	(1.1)	(0.6)
Interest expenses leases	(4.2)	(2.4)	(0.3)
Interest expenses employee benefits	(0.1)	—	—
Financial expenses	(6.4)	(3.6)	(0.9)
Foreign exchange losses	(6.5)	(16.3)	(5.1)
Change in fair value of foreign exchange derivatives	—	1.4	(1.3)
Foreign exchange result	(6.5)	(14.9)	(6.4)
Financial result	(7.2)	(18.5)	(7.3)